Warrant Liabilities - Additional Information (Detail) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of days after consummation of business combination within which registration shall be made with securities exchange commission	20 days	20 days
Number of days after consummation of business combination within which registration with securities exchange commission shall be effective	60 days	60 days
Common Stock [Member]
Share price	$ 10	$ 10
Common Class A [Member]
Common stock shares lock in period	30 days	30 days
Common Class A [Member] | Event Triggering Adjustment To Exercise Price Of Warrants [Member]
Proceeds to be used for business combination as a percentage of total equity proceeds	60.00%	60.00%
Sale of stock issue price per share	$ 9.2	$ 9.2
Number of trading days for determining volume weighted average trading price of the ordinary shares	20 days	20 days
Volume Weighted Average Trading Price Of Shares	$ 9.2	$ 9.2
Common Class A [Member] | Event Triggering Adjustment To Exercise Price Of Warrants [Member] | Warrant Exercise Price One [Member]
Class of warrants or rights, Exercise price as a percentage of newly issued price	115.00%	115.00%
Common Class A [Member] | Event Triggering Adjustment To Exercise Price Of Warrants [Member] | Warrant Exercise Price Two [Member]
Class of warrants or rights, Exercise price as a percentage of newly issued price	180.00%	180.00%
Share Price $10 [Member] | Common Class A [Member] | Share Redemption Triger Price [Member]
Share price	$ 10	$ 10
Public Warrants [Member]
Class of warrants or rights, outstanding	10,315,024	10,315,024	10,315,024
Class of warrants or rights period after which the warrants or rights are exercisable	1 year	1 year
Class of warrant or right days from which warrants or rights exercisable	30 days	30 days
Warrants or rights outstanding, term	5 years	5 years
Public Warrants [Member] | Common Stock [Member] | Redemption Trigger Price One [Member]
Share price	$ 18
Public Warrants [Member] | Common Class A [Member] | Redemption Trigger Price One [Member]
Share price	18	$ 18
Class of warrants or rights, redemption price per warrant or right	$ 0.01	$ 0.01
Class of warrants or rights, notice of redemption period	30 days	30 days
Number of trading days determining closing price of ordinary shares	20 days	20 days
Number of consecutive trading days for determining the closing price of shares	30 days	30 days
Period during which the registered propsectus shall be available for warrant redemption	30 days	30 days
Public Warrants [Member] | Common Class A [Member] | Redemption Trigger Price Two [Member]
Share price	$ 10	$ 10
Class of warrants or rights, redemption price per warrant or right	$ 0.1	$ 0.1
Class of warrants or rights, notice of redemption period	30 days	30 days
Number of consecutive trading days for determining the closing price of shares	30 days	30 days
Private Placement Warrants [Member]
Class of warrants or rights, outstanding	6,126,010	6,126,010	6,126,010
Class of warrants or rights lock in period	30 days	30 days
Private Placement Warrants [Member] | Common Class A [Member]
Share price	$ 18	$ 18
Number of trading days determining closing price of ordinary shares	20 days	20 days
Number of consecutive trading days for determining the closing price of shares	30 days	30 days